SIGNIFICANT ACCOUNTING POLICIES - Restatement of Oil and Gas and Diluent and Other Expenses (Details) - CAD CAD in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017 [1]	Dec. 31, 2016
Disclosure of voluntary change in accounting policy [line items]
Oil and gas sales	CAD 125.1	CAD 197.9	CAD 219.9	CAD 673.4	CAD 566.2
Diluent and other purchases	28.9	45.2	46.7	163.5	0.0
Processing income	4.7	5.5	6.7
Operating expenses	51.6	68.5	67.3	CAD 1,311.6	CAD 742.6
Previously reported
Disclosure of voluntary change in accounting policy [line items]
Oil and gas sales	91.5	147.2	166.5
Diluent and other purchases	0.0	0.0	0.0
Processing income	CAD 46.9	CAD 63.0	CAD 60.6

[1]	See Notes 2 and 14.